Ropes & Gray LLP

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WRITER’S DIRECT DIAL NUMBER: (202) 508-4671

August 30, 2013

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Artisan Partners Funds, Inc.: File Nos. 033-88316 and 811-8932

Dear Sir or Madam:

On behalf of Artisan Partners Funds, Inc. (“Artisan Funds”) and pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, accompanying this letter for electronic filing are the following materials for use in connection with a special meeting of shareholders of Artisan Funds (the “Meeting”): (i) a notice of meeting, (ii) a preliminary proxy statement and (iii) a form of proxy card. The Meeting is being called for the purposes described in the enclosed notice of meeting.

Artisan Funds expects to begin mailing the proxy materials to shareholders on or about September 16, 2013.

If you have any questions concerning this filing, please call me at (202) 508-4671 or my colleague Jimena Acuña Smith at (415) 315-2306.

Sincerely,

/s/ Rajib Chanda
Rajib Chanda